Accounts receivable - Net: Movement in provision (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Impairment provision:
Provision beginning balance	$ 191,766	$ 179,639
Application to provision	70,470	(369)
Provision impairment	128,000
Provision ending balance	346,183	191,766
Aerostar
Impairment provision:
Application to provision	50,842	(5,585)
Airplan
Impairment provision:
Provision impairment	$ 33,105	$ 18,081